Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we are providing the following disclosure regarding the relationship between executive compensation and certain financial performance measures of the Company. As we are permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws, we have not included a tabular list of financial performance measures, and the table below does not include a column for a “Company — Selected Measure” as defined in Item 402(v) of Regulation S-K.

Pay Versus Performance Table

The following table shows the past three fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the compensation actually paid to our named executive officers (as determined under SEC rules, “Compensation Actually Paid”), our total shareholder return (“TSR”) and our net income.

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay Versus Performance Table. Compensation Actually Paid does not necessarily represent compensation actually earned, realized or received by the applicable named executive officer, but rather is a valuation calculated under applicable SEC rules by adjusting the Summary Compensation Table totals for the applicable year as described in the footnotes to the Pay Versus Performance Table.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) ($)	Net Income (Loss) (million)(5) ($)
2025	2,655,774	2,309,996	1,382,378	1,406,824	198.88	(57.4)
2024	1,791,843	4,386,910	1,106,334	1,636,421	197.01	(44.6)
2023	1,906,132	1,272,679	1,241,689	958,775	69.96	(40.4)

____________

(1)      Mr. Shefferman was our principal executive officer (“PEO”) for each of the years reported.

(2)      Compensation Actually Paid to our PEO was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below. In calculating the Compensation Actually Paid amounts reflected in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Year			Equity Award Adjustments
	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards(a) ($)	Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions ($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Compensation Actually Paid to PEO ($)
2025	2,655,774	(1,571,666)	1,792,785	(99,525)	—	(467,372)	—	—	2,309,996
2024	1,791,843	(655,294)	1,974,355	835,949	—	440,057	—	—	4,386,910
2023	1,906,132	(891,050)	515,157	(186,258)	—	(71,302)	—	—	1,272,679

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(3)      The Non-PEO NEOs, for each year reported were as follows:

2025: Leonardo Nicacio, M.D. and Jacqueline Zummo, Ph.D.

2024: Patrick Fabbio, Jacqueline Zummo, Ph.D. and Jathin Bandari, M.D.

2023: Patrick Fabbio and Jacqueline Zummo, Ph.D.

Compensation Actually Paid to our Non-PEO NEOs was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below. In calculating the Compensation Actually Paid amounts reflected in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Year			Equity Award Adjustments
	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Reported Value of Equity Awards(a) ($)	Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions ($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,382,378	(627,382)	758,330	(19,096)	—	(87,406)	—	—	1,406,824
2024	1,106,334	(248,480)	495,297	261,916	8,494	170,694	(157,834)	—	1,636,421
2023	1,241,689	(546,300)	302,879	(32,834)	—	(6,659)	—	—	958,775

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(4)      The values disclosed in this TSR column represent the value at year-end, for each noted year, of an initial fixed investment of $100 made on December 31, 2022.

(5)      The dollar amounts reported represent the amount of net income (loss) reflected in our audited consolidated financial statements included in the Annual Report for the applicable year.

Named Executive Officers, Footnote		Mr. Shefferman was our principal executive officer (“PEO”) for each of the years reported.
PEO Total Compensation Amount	[1]	$ 2,655,774		$ 1,791,843		$ 1,906,132
PEO Actually Paid Compensation Amount	[2]	$ 2,309,996		4,386,910		1,272,679
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid to our PEO was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below. In calculating the Compensation Actually Paid amounts reflected in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.
Year			Equity Award Adjustments
	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards(a) ($)	Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions ($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Compensation Actually Paid to PEO ($)
2025	2,655,774	(1,571,666)	1,792,785	(99,525)	—	(467,372)	—	—	2,309,996
2024	1,791,843	(655,294)	1,974,355	835,949	—	440,057	—	—	4,386,910
2023	1,906,132	(891,050)	515,157	(186,258)	—	(71,302)	—	—	1,272,679

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount		$ 1,382,378		1,106,334		1,241,689
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 1,406,824		1,636,421		958,775
Adjustment to Non-PEO NEO Compensation Footnote	The Non-PEO NEOs, for each year reported were as follows:

2025: Leonardo Nicacio, M.D. and Jacqueline Zummo, Ph.D.

2024: Patrick Fabbio, Jacqueline Zummo, Ph.D. and Jathin Bandari, M.D.

2023: Patrick Fabbio and Jacqueline Zummo, Ph.D.

Compensation Actually Paid to our Non-PEO NEOs was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below. In calculating the Compensation Actually Paid amounts reflected in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Year			Equity Award Adjustments
	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Reported Value of Equity Awards(a) ($)	Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions ($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,382,378	(627,382)	758,330	(19,096)	—	(87,406)	—	—	1,406,824
2024	1,106,334	(248,480)	495,297	261,916	8,494	170,694	(157,834)	—	1,636,421
2023	1,241,689	(546,300)	302,879	(32,834)	—	(6,659)	—	—	958,775

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our net income (loss) during the three most recently completed fiscal years.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Total Shareholder Return Amount	[4]	$ 198.88		197.01		69.96
Net Income (Loss)	[5]	$ (57,400,000)		$ (44,600,000)		$ (40,400,000)
PEO Name		Mr. Shefferman		Mr. Shefferman		Mr. Shefferman
PEO | Less: Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	$ (1,571,666)	[7]	$ (655,294)	[2]	$ (891,050)	[7]
PEO | Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,792,785		1,974,355		515,157
PEO | Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(99,525)		835,949		(186,258)
PEO | Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(467,372)		440,057		(71,302)
PEO | Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Less: Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(627,382)		(248,480)		(546,300)
Non-PEO NEO | Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		758,330		495,297		302,879
Non-PEO NEO | Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(19,096)		261,916		(32,834)
Non-PEO NEO | Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				8,494
Non-PEO NEO | Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(87,406)		170,694		(6,659)
Non-PEO NEO | Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(157,834)
Non-PEO NEO | Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	Mr. Shefferman was our principal executive officer (“PEO”) for each of the years reported.
[2]	Compensation Actually Paid to our PEO was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below. In calculating the Compensation Actually Paid amounts reflected in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.
Year			Equity Award Adjustments
	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards(a) ($)	Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions ($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Compensation Actually Paid to PEO ($)
2025	2,655,774	(1,571,666)	1,792,785	(99,525)	—	(467,372)	—	—	2,309,996
2024	1,791,843	(655,294)	1,974,355	835,949	—	440,057	—	—	4,386,910
2023	1,906,132	(891,050)	515,157	(186,258)	—	(71,302)	—	—	1,272,679

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

[3]	The Non-PEO NEOs, for each year reported were as follows:

2025: Leonardo Nicacio, M.D. and Jacqueline Zummo, Ph.D.

2024: Patrick Fabbio, Jacqueline Zummo, Ph.D. and Jathin Bandari, M.D.

2023: Patrick Fabbio and Jacqueline Zummo, Ph.D.

Compensation Actually Paid to our Non-PEO NEOs was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below. In calculating the Compensation Actually Paid amounts reflected in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Year			Equity Award Adjustments
	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Reported Value of Equity Awards(a) ($)	Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date ($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions ($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,382,378	(627,382)	758,330	(19,096)	—	(87,406)	—	—	1,406,824
2024	1,106,334	(248,480)	495,297	261,916	8,494	170,694	(157,834)	—	1,636,421
2023	1,241,689	(546,300)	302,879	(32,834)	—	(6,659)	—	—	958,775

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

[4]	The values disclosed in this TSR column represent the value at year-end, for each noted year, of an initial fixed investment of $100 made on December 31, 2022.
[5]	The dollar amounts reported represent the amount of net income (loss) reflected in our audited consolidated financial statements included in the Annual Report for the applicable year.
[6]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[7]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.